Accrued Charges	12 Months Ended
Dec. 31, 2014
Accruals Disclosure [Abstract]
Accrued Charges Disclosure [Text Block]

18. Accrued Charges

Accrued charges comprise the following:

	December 31, 2014	December 31, 2013

Insurance	$38,295	$33,879
Payroll and related costs	36,173	41,824
Franchise and royalty fees	9,475	9,127
Interest	1,676	876
Provincial, federal and state sales taxes	6,773	6,895
Acquisition holdbacks, acquisition related costs and amounts owing to seller	38,639	2,668
Environmental surcharges	6,062	6,972
Property taxes	399	189
Share based options (Note 27)	6,830	7,854
Other	30,009	26,707
	$174,331	$136,991